Prospectus
Harbor ETF Trust
December 8, 2025 (as revised December 17, 2025)
Fund	Exchange	Ticker

Harbor AI Inflection Strategy ETF	NYSE Arca, Inc.	EPAI
The Securities and Exchange Commission (SEC) has not approved the Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Shareholder and Account Policies
Dividends, Distributions and Taxes	15
Taxes on Creations and Redemptions of Creation Units	15
Cost Basis	16
For More Information
Fund Details	17

No financial highlights exist for Harbor AI Inflection Strategy ETF, which had not commenced operations as of the date of this Prospectus.

Harbor AI Inflection Strategy ETF

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
1 Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are estimated for the current fiscal year.

Expense Example
This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$90	$281

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies for which the Subadvisor believes the enablement and/or adoption of artificial intelligence (AI) may play a material role in driving performance (“AI Companies”). AI Companies include the following:
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Infrastructure enablers (e.g., companies involved in data center real estate and construction, power generation and cooling systems, computing power, high-speed computer networking and data storage)
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Middleware platforms (e.g., cloud service providers, AI platforms and tools, and enterprise software integrators)
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Adopters (companies using AI directly to enhance operations, reduce costs or create new revenue streams across industries, e.g., healthcare and life sciences, financial services, industrial and manufacturing, technology and internet, and consumer and retail)
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Second-order beneficiaries (those who may benefit indirectly from the growth of AI in a manner distinct from using AI directly in their own operations, e.g., energy and utility companies supporting data center power demands, professional services assisting with AI implementation, training and consulting firms preparing workforces for AI adoption, and cybersecurity providers protecting AI-driven systems)
The means by which AI may drive performance will vary across AI Companies, but may include, for example, revenue growth from AI-supporting or AI-enhanced products, gains in operational efficiency, accelerated innovation cycles, strengthened competitive positioning arising from advanced analytics, or increased demand for products or services that support use or development of AI. The mix of companies in the portfolio will shift over time as new technologies supporting AI growth emerge (e.g., novel chip architecture, quantum hardware or next-generation cooling solutions), as market leaders in the AI ecosystem change and as various segments (for example, data center construction versus energy supply) grow or decline in importance depending on industry trends.
The Fund may invest in issuers of any market capitalization and may hold securities of both U.S. and non-U.S. companies, including those located in emerging markets. The Fund may also invest in depositary receipts representing such securities. The Fund will invest no more than 20% of the portfolio in non-U.S. companies.
The Subadvisor employs a disciplined investment approach that seeks to identify companies that, in the Subadvisor’s view, demonstrate strong business fundamentals, such as revenue growth, strong profit margins, manageable debt and strong cash flow, and earnings prospects that are not recognized by the market as a whole and therefore not reflected in the companies’ current market valuations. The Subadvisor uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio.
The Subadvisor uses statistical analysis designed to identify and manage specific risks in the Fund’s portfolio by measuring factors like value, earnings growth, volatility, and sector weightings, seeking to minimize unexpected losses and improve risk-adjusted returns. The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. Any attempts to limit risk are not guaranteed to be successful.

Fund Summary
Harbor AI Inflection Strategy ETF

The Fund’s sector weightings are an outgrowth of individual stock selection.
The Subadvisor may sell a stock if one of the following situations arises:
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The company’s stock performs in line with the Subadvisor’s expectations and reaches or exceeds a price projected by the Subadvisor;
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The investment process identifies a company the Subadvisor believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or
■
The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects.
The Fund’s portfolio is expected to consist of approximately 30-50 companies. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the groups of industries that comprise the information technology and industrials sectors. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:
Artificial Intelligence Risk: Companies that the Subadvisor believes have the potential for growth tied to AI may not in fact be successful. Companies seeking to enable and/or adopt AI may fail to do so successfully. Issuers engaged in AI typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an AI company. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash

Fund Summary
Harbor AI Inflection Strategy ETF

needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Concentration Risk: To the extent that the Fund concentrates in an industry or group of industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.
Industrial Sector Risk: Companies in the industrial sector face a variety of risks, including commodity price volatility, supply chain disruptions, potential obsolescence of technologies, economic downturns, and increasing competition. The sector is also under pressure to address climate change and transition to a low-carbon economy, which creates transition risk.
Information Technology Sector Risk: Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
Depository Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities, which include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
ESG Factors Risk: The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Foreign Securities Risk: An investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Additionally, small- and mid-cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on larger capitalized companies. Likewise, large cap stocks may fall out of favor relative to small- and mid-cap stocks, which may cause the Fund to underperform other equity funds that focus on smaller capitalized companies.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Unrelated Business Risk: Many of the companies in which the Fund will invest have other business lines unrelated to one of the thematic categories. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to its use of one or more of the thematic categories, there

Fund Summary
Harbor AI Inflection Strategy ETF

can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index.Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Advisor
Harbor Capital Advisors, Inc.

Subadvisor
EARNEST Partners LLC (“EARNEST Partners”) has subadvised the Fund since 2025.

Portfolio Managers
The portfolio manager is primarily responsible for the day-to-day investment decision making of the Fund.
Paul E. Viera EARNEST Partners LLC
Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the founder of EARNEST Partners and has managed the Fund since December 2025.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborcapital.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Additional Information about the Fund’s Investments

Investment Objective
The Fund seeks long-term total return. The Board of Trustees (the “Board of Trustees”) of Harbor ETF Trust may change the Fund’s investment objective without shareholder approval.

Investment Policies
The 80% investment policy of the Fund may be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Investments
The Fund’s principal investment strategies and the principal associated risks are described in the Fund Summary section at the front of this Prospectus.
More detailed descriptions of certain of the principal risks of the Fund are described below.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fund shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence the Fund’s performance and the Fund’s investment strategy may not produce the intended results.
A new fund or a fund with fewer assets under management may be more significantly affected by purchases and redemptions of its Creation Units than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions, or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities result in gains and the fund redeems Creation Units for cash, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.
EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund principally invests in common stocks as well as depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and, frequently, an exclusive right to do so.
DEPOSITARY RECEIPTS
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
FOREIGN SECURITIES
The Fund may invest in equity securities of foreign developed market companies and emerging market companies as part of its principal investment strategy.
The Subadvisor is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer (also referred to as a “non-U.S.company”). Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Subadvisor may consider an issuer to be a foreign or emerging market issuer if:
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the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
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the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
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a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;

Additional Information about the Fund’s Investments

■
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
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the Subadvisor and/or Advisor, as applicable, otherwise determines an issuer to be a foreign or emerging market issuer in its discretion based on any other factors relevant to a particular issuer.
Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by the Advisor as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
Foreign Securities Risk
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds' custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest in order to permit Fund assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act of 1940, which governs the establishment of foreign subcustodial arrangements for funds. A Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the recovery of assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of Fund assets; and (iv) difficulties in converting cash and cash equivalents to U.S. dollars. The Advisor and the Subadvisor have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countriesdue to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.

Additional Information about the Fund’s Investments

Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Markets Risk
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). In addition, emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Subadvisor’s ability to evaluate local companies or their potential impact on the Fund’s performance. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and/or other countries have imposed economic sanctions on certain Russian and Chinese individuals and/or corporate entities.  The U.S. or other countries could also institute additional sanctions on Russia or China. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
As a part of its principal investment strategy, the Fund may invest in eligible securities, such as China A-Shares, that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program.
NON-DIVERSIFICATION RISK
The Fund is classified as non-diversified, meaning that it may invest a greater percentage of its assets in securities of a single issuer, and/or invest in relatively small number of issuers. As a result, the Fund may be more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of these issuers may also present substantial credit or other risks.

Additional Information about the Fund’s Investments

ESG INTEGRATION
As stated in the Fund Summary, the Subadvisor may incorporate environmental, social and/or governance (“ESG”) considerations in the investment process. The Subadvisor’s incorporation of ESG considerations in its investment process may cause it to make different investments for the Fund than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. As a result, the Fund may perform differently from funds that do not use such considerations. Additionally, the Fund’s relative investment performance may be affected depending on whether such investments are in or out of favor with the market.
The Subadvisor is dependent on available information to assist in the evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for the Fund may differ from processes employed for other funds. When integrating ESG factors into the investment process, a Subadvisor may rely on third-party data that it believes to be reliable, but the providers of such data do not guarantee its accuracy. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process.
A Fund may seek to identify companies that reflect certain ESG considerations, but investors may differ in their views of what constitutes positive or negative ESG-related outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.
The ESG factors that may be evaluated as part of a Subadvisor’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG integration.
OPERATIONAL RISKS
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect the Fund and its shareholders. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund. In addition, similar incidents affecting issuers of securities held by the Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Fund, its investments and related risks, please see the Funds' Statement of Additional Information.
TEMPORARY DEFENSIVE POSITIONS
A Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Exchange-Traded Fund Structure
Shares can be purchased and redeemed directly from the Fund at NAV only by authorized participants in large increments (Creation Units). A Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market price of the Fund’s shares, like other exchange-traded securities, may include a “bid-ask spread” (the difference between the price at which investors are willing to buy shares and the price at which investors are willing to sell shares). A Fund’s market price per share will generally fluctuate with changes in the market value of the Fund’s portfolio holdings and as a result of the supply and demand for shares of the Fund on the listing exchange.
There is no guarantee that the Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the Fund’s shares or to engage in purchase or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio holdings and the market price of Fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
Investors may sustain losses if they pay more than the Fund’s NAV per share when purchasing shares or receive less than the Fund’s NAV per share when selling shares in the secondary market. In addition,

Additional Information about the Fund’s Investments

trading of shares of the Fund in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, an investor may be unable to purchase or sell shares of the Fund. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore also subject to the risk of increased volatility and price decreases associated with being sold short. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
Certain accounts or Advisor affiliates, including other funds advised by the Advisor or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the Fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the Fund. Dispositions of a large number of shares of the Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell securities, which may increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares of the Fund on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material effect (upward or downward), on the market price of the Fund’s shares.

Portfolio Turnover
The Fund does not expect to engage in frequent trading to achieve its principal investment strategy. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
A full list of Fund holdings will be provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange.
Additional information about Harbor ETF Trust’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

The Advisor

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) is the investment adviser to Harbor ETF Trust. The Advisor, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor ETF Trust and the other products managed by the Advisor were approximately $69.8 billion as of October 31, 2025.
The Advisor may manage funds directly or employ a “manager-of-managers” approach in selecting and overseeing investment subadvisers (each, a “Subadvisor”). The Advisor makes day-to-day investment decisions with respect to each fund that it directly manages, such as the Fund. In the case of subadvised funds, the Advisor allocates fund assets to one or more Subadvisors. Each Subadvisor is responsible for the day-to-day management of the assets allocated to it.
Subject to the approval of the Board of Trustees, the Advisor establishes, and may modify whenever deemed appropriate, the investment strategy of the Fund. The Advisor also is responsible for overseeing each Subadvisor and recommending the selection, termination and replacement of Subadvisors.
The Advisor also:
■
Seeks to ensure quality control in each Subadvisor’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark or tracking an index, as applicable.
■
Monitors and measures risk and return results against appropriate benchmarks and recommends whether the Subadvisor should be retained or changed.
■
Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Advisor have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor ETF Trust,  permitting the Advisor, subject to the approval of the Board of Trustees, to select Subadvisors not affiliated with the Advisor to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisors, all without obtaining shareholder approval.
In addition to its investment management services, the Advisor administers the business affairs of Harbor ETF Trust. Pursuant to the Investment Advisory Agreement between the Trust and the Advisor with respect to the Fund, and subject to the general supervision of the Board of Trustees, the Advisor provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Advisor pays all other expenses of the Fund except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. The Advisor pays a subadvisory fee to each Subadvisor out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadvisor.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor AI Inflection Strategy ETF	N/A [1]	0.88%
[1] Had not commenced operations as of the date of this Prospectus
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and subadvisory agreement of the Fund will be available in the Fund’s first Form N-CSR filing following the Fund’s commencement of operations.
From time to time, the Advisor or its affiliates may invest “seed” capital in a fund, typically to enable a fund to commence investment operations and/or achieve sufficient scale. The Advisor and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a fund.

The Subadvisor

The Subadvisor
The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Harbor AI Inflection Strategy ETF
EARNEST Partners LLC (“EARNEST Partners”), located at 1180 Peachtree Street NE, Suite 2300, Atlanta, GA 30309, serves as Subadvisor to Harbor AI Inflection Strategy ETF. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PROFESSIONAL EXPERIENCE
Paul E. Viera
Mr. Viera founded EARNEST Partners in 1998 and is the Chief
Executive Officer and a Portfolio Manager. He conceived and
developed Return Pattern Recognition®, the investment methodology used to screen equities at EARNEST Partners. Prior to forming
EARNEST Partners he was a Global Partner at Invesco Advisers,
Inc. and a senior member of its Investment Team. Mr. Viera began his investment career in 1985 at Bankers Trust.

Shareholder Information

Valuing Fund Shares
The Fund’s net asset value (“NAV”) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.
Shares of the Fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
On holidays or other days when the NYSE is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities may trade and the NAV of the Fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or sell shares of the Fund.
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
The Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, fair value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Buying and Selling Shares
The Fund issues and redeems shares only in Creation Units at the NAV per share next determined after receipt of an order from an authorized participant. Authorized participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Only authorized participants may acquire shares directly from the Fund, and only authorized participants may tender their shares for redemption directly to the Fund, at NAV. Once created, shares trade in the secondary market in quantities less than a Creation Unit.
These transactions are made at market prices that may vary throughout the day and may be greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market.

Shareholder Information

If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy shares of the Fund and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.
A Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information.

Distribution and Service (12b-1) Fees
Harbor ETF Trust has adopted a distribution plan for the Fund in accordance with Rule 12b-1 under the Investment Company Act. Under its plan, the Fund is authorized to pay distribution and service fees to the Distributor for the sale, distribution and servicing of shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund may cost you more than certain other types of sales charges.

Investing Through a Financial Intermediary
The Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services, including making shares of the Fund and certain other Harbor funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are not made by the Fund. Rather, such payments are made by the Advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Harbor fund complex. Payments of this type are sometimes referred to as revenue-sharing payments.
A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary (or its representatives) and its customers and may cause the intermediary to recommend the Fund or other Harbor funds over another investment. See the Statement of Additional Information for more information. Ask your sales representative or visit your financial intermediary’s website for more information.

Book Entry
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC participant broker-dealer through which you hold the shares. Your broker-dealer will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker-dealer will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Frequent Purchases and Redemptions of Shares
The Fund accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time.

Shareholder Actions
With the exception of any claims under the federal securities laws, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any Fund shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, Harbor ETF Trust’s By-Laws or Harbor ETF Trust or any Fund, including any claim of any nature against Harbor ETF Trust, a Fund, the Trustees or officers or employees of Harbor ETF Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware. Any suits, actions or proceedings arising under the federal securities laws shall be exclusively brought in the federal district courts of the United States of America. As a result of these provisions, shareholders may have to bring suit in an inconvenient and less favorable forum. There is a question regarding the enforceability of these

Shareholder Information

provisions since the Securities Act of 1933 (the “1933 Act”) and the 1940 Act permit shareholders to bring claims arising from these Acts in both state and federal courts.

Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into an agreement with the Fund.

Note to Authorized Participants Regarding Continuous Offering
Certain legal risks may exist that are unique to authorized participants purchasing Creation Units directly from the Fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution," as such term is used in the 1933 Act, could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into individual Fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain Fund affiliates may purchase and resell Fund shares pursuant to this prospectus.

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary, to avoid federal income or excise tax. The Fund expects distributions, if any, to be from net investment income and/or capital gains. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by the Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum rate of 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds' Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.”
When you sell Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds you receive and your tax basis for the shares that you sell or exchange. Character and tax status of distributions will be available to shareholders after the close of each calendar year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Funds' Statement of Additional Information.

Taxes on Creations and Redemptions of Creation Units
An authorized participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. An authorized participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized participants exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisers with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

Shareholder and Account Policies

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Cost Basis
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares subject to adjustments as required by the Internal Revenue Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. The cost basis information for sale transactions is generally required to be reported to the IRS and the shareholders. You may elect to have one of several cost basis methods applied to your account and should consult with your tax adviser regarding your specific situation. You should contact your financial intermediary through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Fund Details

Other Harbor funds managed by the Advisor are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborcapital.com or call 800-422-1050 during normal business hours.

CUSIP NUMBER	TICKER SYMBOL
Harbor AI Inflection Strategy ETF
41151J 612	EPAI

Updates Available
For updates on the Fund following the end of each calendar quarter, please visit our website at harborcapital.com.

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For more information
For investors who would like more information about the Fund, the following documents are available upon request:
Annual/Semi-Annual Shareholder Reports and Form N-CSRs
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Fund’s annual shareholder report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of a Fund are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual shareholder reports, the SAI, and other information, such as the Fund’s financial statements, are available:
harborcapital.com
800-422-1050
Harbor ETF Trust P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Anne F. Ackerley
Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Landis Zimmerman
Trustee
Diana R. Podgorny
Chief Legal Officer and
Chief Compliance Officer

Howard M. Reich
Treasurer
Ryan Elve
Vice President and
AML Compliance Officer
Walt O. Breuninger
Vice President
Kristof M. Gleich
Vice President
Diane J. Johnson
Vice President
Lora A. Kmieciak
Vice President
Dana Steiner
Vice President
Meredyth A. Whitford-Schultz
Secretary
Meredith S. Dykstra
Assistant Secretary
Lana M. Lewandowski
Assistant Secretary

Investment Company Act File No. 811-23661
ETF.PRO.EPAI.1225-2